Note 19 - Impact of Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
19.	Impact of recently issued accounting standards

In
May
2014,
FASB issued ASU No.
2014
-
09,
Revenue from Contracts with Customers
. This ASU clarifies the principles for recognizing revenue and develops a common revenue standard for U.S. GAAP and is effective for the Company on
January
1,
2018.
The Company is still evaluating but does not expect the adoption to have a material impact on overall revenue recognition practices and policies.

In
February
2016,
FASB issued ASU No.
2016
-
02,
Leases
. This ASU affects all aspects of lease accounting and has a significant impact to lessees as it requires the recognition of a right-of use asset and a lease liability for virtually all leases including operating leases. In addition to balance sheet recognition, additional quantitative and qualitative disclosures will be required. The standard will be effective on
January
1,
2019,
at which time it must be adopted using a modified retrospective transition. The Company is currently assessing the impact of this ASU on its financial position and results of operations.

In
November
2016,
FASB issued ASU No.
2016
-
18,
Restricted Cash
. This ASU should reduce the diversity in practice in financial reporting for the classification of restricted cash, the classification of changes in restricted cash, and the presentation of cash payments and cash receipts that directly affect restricted cash. This ASU will require the statement of cash flows to explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash and restricted cash equivalents. The guidance will be effective
January
1,
2018
with retrospective transition. The Company is currently assessing the impact of this ASU on its financial position and results of operations.

In
January
2017,
FASB issued ASU No.
2017
-
05,
Simplifying the Accounting for Goodwill Impairment
. The guidance removes Step
2
of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. All other goodwill impairment guidance will remain largely unchanged. Entities will continue to have the option to perform a qualitative assessment to determine if a quantitative impairment test is necessary. The same one
-step impairment test will be applied to goodwill at all reporting units, even those with zero
or negative carrying amounts. Entities will be required to disclose the amount of goodwill at reporting units with zero
or negative carrying amounts. The revised guidance will be applied prospectively and early adoption is permitted for any impairment tests performed after
January
1,
2017.
 The Company is currently assessing the impact of this ASU on its financial position and results of operations.